Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2024
Employee Option Plans (Tables) [Line Items]
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants	The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:
	Year ended December 31,
	2024	2023	2022

General and administrative expenses	$16,164	$18,622	$14,953
	$16,164	$18,622	$14,953

Schedule of Employee Option Activity

A summary of the RSU activities in Sapiens in the year ended on December 31, 2024, is as follows:

		Weighted Average
	Amount of	Grant-Date Fair
	options	value

Unvested as of January 1, 2024	72,823	$27.95
Granted	-	-
Vested	(30,206)	275.67
Expired and forfeiture	(42,617)	28.13

Unvested as of December 31, 2024	-	-

Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories

The options outstanding as of December 31, 2024, have been separated into exercise price categories, as follows:

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)		$
0	2,787	5.92	2,787	0
116.83	297	5.99	297	116.83
1,475.75	609	5.99	304	1,475.75
	3,693	5.93	3,388	$142.65

Matrix [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Matrix IT's Employee Stock-Based Compensation Activity

The following table summarizes Matrix’s employee share-based compensation activity during the year ended December 31, 2024:

	Number of options, RSU and RS	Weighted average exercise price($)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2024	1,295,000	13.6	4.16	7,336
Granted	20,000	21.66	4	27
Expired and forfeited	-
Exercised	-

Outstanding as of December 31, 2024	1,315,000	13.01	3.16	13,816
Exercisable as of December 31, 2024	150,000	-	-	-

Sapiens [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Employee Option Activity

The following table summarizes Sapiens’ share-based compensation activity during the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2024	1,945,500	24.52	3.71	9,118
Granted	145,000	30.83
Expired and forfeited	(123,785)	18.37
Exercised	(298,715)	24.03

Outstanding as of December 31, 2024	1,668,000	24.96	3.11	4,977
Exercisable as of December 31, 2024	834,900	25.07	2.67	2,339

Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories

The options outstanding under Sapiens’ stock option plans as of December 31, 2024 have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options Outstanding	Weighted Average remaining contractual term	Weighted Average exercise price	Options Exercisable	Weighted Average exercise price of Options Exercisable
$		(Years)	$		$

13.31	5,000	0.59	13.31	5,000	13.31
17.69-20.61	512,000	4.09	19.64	224,150	19.42
21.46-23.12	236,500	2.85	21.81	125,500	22.12
26.71-28.03	662,500	2.10	27.91	390,000	27.93
28.35-32.91	217,000	3.80	30.03	90,250	31.54
38.61	35,000	5.58	38.61	-

	1,668,000	3.11	24.96	834,900	25.07

Magic Software [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Employee Option Activity

A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2024 and changes during the year ended December 31, 2024 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding as of January 1, 2024	4,028	256.79	6.94
Exercised	(451)	-
Granted	116	1,767.8

Outstanding as of December 31, 2024	3,693	252.74	5.94

Exercisable as of December 31, 2024	3,388	$142.65	5.93